One Commerce Square
                                           Philadelphia, PA 19103


Delaware Group of Funds
                                                     DELAWARE
                                                     GROUP
                                                     ________


                                             1933 Act Rule 497(j)
                                                File No. 33-40991
                                       1940 Act File No. 811-6322


May 27, 1997


Filed via EDGAR (CIK #0000875352)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 33-40991
     DELAWARE POOLED TRUST, INC.
     ___________________________


Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Supplements to the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 16, the most recent post-effective amendment of Delaware Pooled Trust, Inc. Post-Effective Amendment No.
16 was filed electronically with the Commission on May 23, 1997 under paragraph (b) of Rule 485 under the Securities Act of 1933.


Very truly yours,


/s/Eric E. Miller
_________________
Eric E. Miller
Vice President/
Assistant Secretary